Debt (Tables)	12 Months Ended
Dec. 31, 2015
Components of Long-Term Debt

Long-term debt is comprised of the following:

December 31 (millions)	2015	2014
6.25% senior notes due August 15, 2017	$210.0	$210.0
Capital leases	12.5	14.0
Other debt	24.0	–
Total	246.5	224.0
Less – current maturities	11.0	1.8
Total long-term debt	$235.5	$222.2